Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Dividends (in cad per share)	$ 0.387	$ 0.360